Significant Accounting Policies - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Transfers of financial assets	₩ 0	₩ 0	₩ 0
Common stock equivalents outstanding	0	0
Before discounted
Significant Accounting Policies [Line Items]
Minimum operating lease payment	₩ 4,726,000,000
Discounted
Significant Accounting Policies [Line Items]
Minimum operating lease payment	₩ 4,358,000,000